Intangible Assets, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets amortized	$ 520	$ 506	$ 1,014	$ 1,021	$ 1,032